Contingent Liabilities and Commitments - Additional Information (Detail) € in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 VND (₫)	Dec. 31, 2018 KRW (₩)
Disclosure of contingent liabilities [Line Items]
Maximum aggregate accounts receivable sales negotiating facilities entered into with several banks	₩ 1,574,608	$ 1,360.0
Long-term advances	320,582						₩ 1,114,316
Long-term supply agreements [member]
Disclosure of contingent liabilities [Line Items]
Long-term advances	1,013,075	875.0
KEB Hana Bank [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	1,244,635	1,075.0
KEB Hana Bank [member] | Top of range [member]
Disclosure of contingent liabilities [Line Items]
Undrawn borrowing facilities	173,670	150.0
Bank of China [member] | Top of range [member]
Disclosure of contingent liabilities [Line Items]
Undrawn borrowing facilities | $		50.0
Bank of China [member] | LG Display (China) Co., Ltd. [member] | CNY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	128,863			¥ 778
Bank of China [member] | LG Display (China) Co., Ltd. [member] | JPY [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	9,571		¥ 900
Bank of China [member] | LG Display (China) Co., Ltd. [member] | USD [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation | $		0.5
Bank of China [member] | LG Display (China) Co., Ltd. [member] | EUR [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	3,244				€ 2.5
Bank of China [member] | LG Display (China) Co., Ltd. [member] | PLN [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	579
Bank of China [member] | LG Display (China) Co., Ltd. [member] | VND [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	2,320					₫ 46,394
Sumitomo Mitsui Banking Corporation [member] | Top of range [member]
Disclosure of contingent liabilities [Line Items]
Undrawn borrowing facilities	57,890
Korea Development Bank [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	354,070	306.0
KEB Hana Bank and Other Various Banks [member]
Disclosure of contingent liabilities [Line Items]
Payment guarantees obtained from banks for certain tax payments and settlement of litigation	1,244,635	1,075.0
Industrial Bank of Korea [Member] | Top of range [member]
Disclosure of contingent liabilities [Line Items]
Undrawn borrowing facilities	115,780	100.0
Industrial and Commercial Bank of China [Member] | Top of range [member]
Disclosure of contingent liabilities [Line Items]
Undrawn borrowing facilities	₩ 115,780	$ 100.0